Revenues and other income (Tables)	6 Months Ended
Jun. 30, 2021
Revenue [abstract]
Schedule of revenues and other income
The following table summarizes the Company’s revenues and other income per category for the six month period ended June 30, 2021 and 2020:

	For the six month period ended June 30,
(in thousands of euros)	2021	2020
Services	5	37
Other sales	5	—
Total revenues	10	37
Research tax credit	1,227	888
Subsidies	62	494
Other	20	28
Total other income	1,309	1,411
Total revenues and other income	1,319	1,448